MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES
                   Two World Trade Center
                  New York, New York  10048
                       (212) 392-1600







August 31, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Morgan Stanley Dean Witter Value-Added Market Series
     File #811-5181
     Rule 497(j) Filing

Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on August 28, 2000.

                                        Very truly yours,

/s/   Marilyn K. Cranney

Marilyn K. Cranney

Assistant Secretary



cc: Barry Fink Esq.
      Larry Greene